--------------------------------------------------------------------------------

                            [LOGO OF EMPIRE BUILDER]

                         ------------------------------

                              3435 Stelzer Road
                             Columbus, Ohio 43219
                                1-800-847-5886

Dear Shareholder,

     We are pleased to present The Empire Builder Tax Free Bond Fund Annual Report for the year ended February 29, 2000.

     Our economy continues to be robust with little signs of weakening. Because of the strong economy, the Federal Reserve Board raised rates three times in 1999 and twice this year already. The first three rate increases resulted in a price decline for the portfolio. However, the last two rate increases had just the opposite effect; and the price has been climbing steadily since year-end. This is attributable to the inverse Government bond curve. With the Federal Reserve Board trying to engineer a soft landing for the economy, we believe that they will raise rates again this year. Despite above-average productivity gains, inflation (although controlled) is showing signs of rising slightly because of increased energy costs and the shortage of labor.

     In our opinion, The Empire Builder Tax Free Bond Fund is well-positioned for the upcoming year. The no-load structure continues to offer value to the shareholder because there is no charge to purchase units. We also recommend our automatic investment program (also known as dollar cost averaging*) that allows you to follow a disciplined investment plan. Please call the customer service desk at 1-800-847-5886 for information on how to participate. We look forward to helping you meet your investment needs.

Sincerely,

/S/ Seth M. Glickenhaus

Seth M. Glickenhaus
President

*Dollar cost averaging does not insure a profit and does not protect against loss in declining markets. An investor should consider his or her financial ability to continue making additional investments through periods of low share price levels.

This report must be preceeded or accompanied by a prospectus. For more complete information including charges and expenses, please call 1-800-847-5886 to receive a prospectus. Read the prospectus carefully before investing or sending money.

The fund's income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT).

Past performance does not guarantee future results.

              NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE.

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                            [LOGO OF EMPIRE BUILDER]

                         ------------------------------

                              TAX FREE BOND FUND

MARKET CONDITIONS DURING THE FUND'S MOST RECENT FISCAL YEAR.

Interest rates in the long-term government bond market for the fiscal year ended February 29, 2000 started at 5.57% and peaked at 6.74% on January 18, 2000. The fiscal year ended with the rate of 6.14% -- 57 basis points above the February 28, 1999 level of 5.57%. This can be characterized as a volatile market; and consequentially, we saw the value of investment grade New York tax-exempt bonds move up and down. The market's volatility resulted in higher rates, which decreased the value of our holdings. During the fiscal year, the Federal Reserve Board raised the "Federal Fund" rate several times. As a result, interest rates have trended higher.

     We try to enhance the value of the Fund whenever possible. We continue to manage the Fund conservatively taking advantage of opportunities that arise in the marketplace due to interest rate movements and quality enhancements.

     The following graphs illustrate the total return based on a $10,000 investment in Builder Class shares of the Fund made February 28, 1989 and a $20,000 investment in Premier Class shares of the Fund made at the commencement date of April 15, 1996, held in each through February 29, 2000, as well as the performance of the Lehman Municipal Bond Index over the same period.

     The Lehman Municipal Bond Index includes 25,000 long-term, investment grade, municipal bonds. In the opinion of the Fund's adviser, this index most accurately represents the performance of the broad municipal bond market. However, there are substantial differences between the index and the Fund. First, the index covers municipal bonds nationwide, whereas the Fund invests only in New York tax exempt bonds. Second, the index does not reflect the cost and expenses of actually obtaining the underlying bonds. Third, the index had a higher level of volatility than the Fund during the ten years ended December 31, 1998, as measured by Beta. Finally, the index represents an unmanaged portfolio whereas the Fund is professionally managed.

     The graphs assume all dividends and distributions are reinvested at net asset value. Past performance is not predictive of future performance.

     The Fund's Builder Class shares' average annual total return for the periods indicated was as follows:

          -4.39% for the one-year period beginning March 1, 1999 and ended February 29, 2000.

          +4.19% for the five-year period beginning March 1, 1995 and ended February 29, 2000.

          +5.79% for the ten-year period beginning March 1, 1990 and ended February 29, 2000.

                           EB Tax Free Bond - Builder
                           Growth Of $10,000 Investment
                           As Of 2/29/00


                                  [LINE GRAPH]

EB Tax Free Bond - Builder - Builder
Inception Date 6/1/84                   Date        Growth of $10,000 No Load       Growth of $10,000 With Load
                                        ----        -------------------------       ---------------------------
                                       3/31/99             33,954.58
                                       4/30/99             33,998.03
                                       5/31/99             33,680.73
                                       6/30/99             33,164.65
                                       7/31/99             33,214.38
                                       8/31/99             32,791.59
                                       9/30/99             32,677.94
                                      10/31/99             32,053.97
                                      11/30/99             32,605.11
                                      12/31/99             32,168.67
                                       1/31/00             31,913.68
                                       2/29/00             32,452.91

     The Fund's Premier class shares' average annual total return for the periods indicated was as follows:

          (4.12%) for the one-year period beginning March 1, 1999 and ended February 29, 2000;

          +3.89% for the period beginning April 15, 1996 (commencement of operations) and ended February 28, 1999;


                           EB Tax Free Bond - Premier
                           Growth Of $10,000 Investment
                           As Of 2/29/00

                                  [LINE GRAPH]

EB Tax Free Bond - Premier - Premier
Inception Date 6/1/84                   Date        Growth of $10,000 No Load       Growth of $10,000 With Load
                                        ----        -------------------------       ---------------------------

                                       3/31/99              34,225.75
                                       4/30/99              34,258.15
                                       5/31/99              33,946.79
                                       6/30/99              33,436.47
                                       7/31/99              33,495.91
                                       8/31/99              33,078.10
                                       9/30/99              32,972.01
                                      10/31/99              32,351.31
                                      11/30/99              32,916.20
                                      12/31/99              32,485.16
                                       1/31/00              32,234.03
                                       2/29/00              32,781.77

                     THE EMPIRE BUILDER TAX FREE BOND FUND

                 PORTFOLIO OF INVESTMENTS -- FEBRUARY 29, 2000

  Credit                                                Principal        Value
Ratings**   Municipal Securities -- 98.8%                Amount        (Note 2)
----------  ----------------------------------------  -------------  -------------
            NEW YORK CITY--(4.6%)
 Aaa/AAA    New York City General Obligation, Series
              B, 5.25%, 8/1/2017, Callable 8/1/2007
              @ 101, (AMBAC)........................  $   1,200,000  $   1,098,000
 Aaa/Aaa    New York City General Obligation, Series
              B, 5.375%, 8/1/2022 Callable 8/1/2007
              @ 101, (MBIA).........................      1,250,000      1,134,375
 Aaa/Aaa    New York City General Obligation, Series
              H, 5.375%, 8/1/2027 Callable 8/1/2008
              @ 101, (FSA)..........................      1,965,000      1,763,588
  A3/A-     New York City General Obligation, Series
              K, 5.375%, 8/1/2020 Callable 8/1/2009
              @ 101.................................      1,000,000        898,750
                                                                     -------------
            TOTAL NEW YORK CITY.....................                     4,894,713
                                                                     -------------
            NEW YORK CITY AGENCIES--(6.1%)
            New York City Municipal Water Authority
              (2.3%)
 Aaa/Aaa      New York City Municipal Water Finance
                Authority, Series B, 5.25%,
                6/15/2029, Callable 6/15/2007 @ 101,
                (AMBAC).............................      2,750,000      2,423,438
            New York City Transitional Finance
              Authority (3.8%)
  Aa3/Aa      Series A, 5.75%, 8/15/2024, Callable
                8/15/2009 @ 101.....................      1,000,000        963,750
  Aa3/AA      Series C, 5.00%, 5/1/2016, Callable
                5/1/2008 @ 101......................      2,440,000      2,202,100
  Aa3/Aa      Series C, 5.50%, 5/1/2025, Callable
                5/1/2009 @ 101......................      1,000,000        918,750
                                                                     -------------
            TOTAL NEW YORK CITY AGENCIES............                     6,508,038
                                                                     -------------
            NEW YORK STATE--(4.2%)
  A2/AAA    New York State General Obligation,
              Series B, 5.00%, 3/1/2017 Callable
              3/1/2008 @ 101, (AMBAC)...............      5,000,000      4,493,750
                                                                     -------------

            NEW YORK STATE AGENCIES--(61.0%)
            Metropolitan Transit Authority (0.9%)
 Aaa/Aaa      Metropolitan Transit Authority, Series
                A, 5.875%, 4/1/2019, Callable
                4/1/2010 @ 100, (FGIC)..............      1,000,000      1,001,250
            New York State Dormitory
              Authority--(27.3%)
  Baa1/A      Albany County Airport, 5.25%,
                4/1/2013, Callable 4/1/2008
                @ 101...............................      1,200,000      1,135,500
 Aaa/AAA      City University, 5.00%, 7/1/2016,
                Callable 7/1/2008 @ 101 (FGIC)......      2,900,000      2,624,499
 Aa1/AA+      Cornell University, Series A, 7.375%,
                7/1/2020, Callable 7/1/2000 @ 102...        750,000        770,198
  NR/AAA      Heritage House Nursing Center, 7.00%,
                8/1/2031, Callable 8/1/2001 @ 102,
                (FHA)...............................        465,000        480,113
 Aaa/AAA      Memorial Sloan Kettering, 5.75%,
                7/1/2019, Non Callable (MBIA).......      1,000,000        992,500
 Aaa/Aaa      Mental Health Services Facilities,
                Series D, 5.25%, 8/15/2024, Callable
                8/15/2009 @ 101, (MBIA).............      1,000,000        887,500
 Aaa/Aaa      Mental Health Services, Series B,
                5.50%, 8/15/2017, Callable 2/15/2007
                @ 102, (MBIA).......................      3,400,000      3,229,999
 Aaa/AAA      Mt. Sinai School of Medicine, 6.75%,
                7/1/2015, Callable 7/1/2001 @ 102,
                (MBIA)..............................      2,250,000      2,323,125
 Aaa/AAA      New York Medical College, 5.25%,
                7/1/2013, Callable 7/1/2008 @ 101,
                (MBIA)..............................      1,015,000        969,325

    The accompanying notes are an integral part of the financial statements.

                     THE EMPIRE BUILDER TAX FREE BOND FUND

  Credit                                                Principal        Value
Ratings**   Municipal Securities -- continued            Amount        (Note 2)
----------  ----------------------------------------  -------------  -------------
            NEW YORK STATE AGENCIES -- CONTINUED
 Aaa/AAA      New York University, Series A, 6.00%,
                7/1/2017, Non Callable, (MBIA)......  $   1,000,000  $   1,033,750
 Aaa/AAA      North Shore Health System, North Shore
                University Hospital, 5.50%,
                11/1/2014, Non Callable, (MBIA).....      1,000,000        990,000
  Nr/Aa       Pratt Institute, 6.00%, 7/1/2028,
                Callable 7/1/2009 @ 102, (Asset
                Guaranty)...........................      1,560,000      1,528,800
 Aaa/AAA      Secured Hospital, Bronx-Lebanon
                Hospital, 5.20%, 2/15/2014, Callable
                2/15/2008 @ 101.5, (MBIA)...........      2,500,000      2,334,375
 Aaa/AAA      Secured Hospital, Southside Hospital,
                5.00%, 2/15/2018, Callable 2/15/2008
                @ 101.5, (MBIA).....................      1,250,000      1,098,438
 Aaa/AAA      Special Acts School Districts Program,
                6.00%, 7/1/2019 Callable 7/1/2005 @
                102, (MBIA).........................      3,540,000      3,557,699
 Aaa/Aaa      St Johns University, 5.70%, 7/1/2026,
                Callable 7/1/2006 (MBIA) @ 102......      1,000,000        961,250
 Aaa/Aaa      State University, 5.375%, 7/1/2021,
                Calable 7/1/2008 @ 102, (MBIA)......      1,690,000      1,571,700
   A2/A       State University, 5.125%, 7/1/2028,
                Callable 7/1/2009 @ 101.............      1,995,000      1,668,319
 Aaa/AAA      Victory Memorial Hospital, 5.375%,
                8/1/2025, Callable 8/1/2009 @ 101,
                (MBIA)..............................        750,000        675,938
            New York State Energy, Research &
              Development (1.3%)
 Aaa/AAA      New York State Energy Research &
                Development, Niagara Mohawk,
                Pollution Control Revenue, 5.15%,
                11/1/2025, Callable 11/1/2008 @ 102,
                (AMBAC).............................      1,600,000      1,404,000
            New York State Environmental Facilities
              Corp. (1.4%)
 Aaa/AAA      New York State Environmental
                Facilities Corp., Water Pollution,
                Control Revenue, Revolving Fund,
                Water Pooled Loan, 5.90%, 1/15/2018,
                Callable 1/15/2006 @ 102............      1,510,000      1,515,663
            New York State Housing Finance Agency
              (3.6%)
  Aa1/NR      Multi-Family Housing, Secured Mortgage
                Program, 6.45%, 8/15/2014, Callable
                2/15/2004 @ 102, (SONYMA Insured)...      2,245,000      2,334,800
 Aaa/Aaa      New York State Housing Finance Agency,
                Series A, 6.125%, 11/1/2020,
                Callable 5/1/2006 @ 102, (FSA)......      1,460,000      1,470,950
            New York State Local Government
              Assistance Corp. (4.5%)
 Aaa/AAA      New York State Local Government
                Assistance Corp., Series B, 5.00%,
                4/1/2021, Callable 4/1/2008 @ 101,
                (MBIA)..............................      5,500,000      4,778,125
            New York State Medical Care Facilities
              Finance Agency (6.0%)
 Aaa/AAA      Hospital and Nursing Home, St.
                Vincent's Hospital Project, 6.20%,
                2/15/2021, Callable 2/15/2004 @ 102,
                (AMBAC)(FHA)........................      1,060,000      1,075,900
 Aaa/AAA      Long Term Health Care, 6.50%,
                11/1/2015, Callable 11/1/2002 @ 102,
                (FSA)(SONYMA Insured)...............      2,245,000      2,320,768
  A3/A-       Mental Health Services Facilities,
                7.625%, 2/15/2008, Callable
                2/15/2000 @ 100.....................        325,000        329,063
  A3/A-       Mental Health Services Facilities,
                7.875%, 8/15/2020, Callable
                8/15/2000 @ 102.....................        385,000        396,912
 Aaa/AAA      St. Mary's Hospital Project, Series A,
                6.20%, 11/1/2014, Callable 11/1/2003
                @ 102, (AMBAC)......................      2,100,000      2,155,124

    The accompanying notes are an integral part of the financial statements.

                     THE EMPIRE BUILDER TAX FREE BOND FUND

  Credit                                                Principal        Value
Ratings**   Municipal Securities -- continued            Amount        (Note 2)
----------  ----------------------------------------  -------------  -------------
            NEW YORK STATE AGENCIES -- CONTINUED
            New York State Mortgage Agency (4.7%)
  Aa1/NR      Homeowner, Series 72, 5.30%, 4/1/2027,
                Callable 7/1/2008 @ 101.............  $   5,500,000  $   4,936,250
            New York State Thruway Authority (5.0%)
 Aaa/AAA      Highway & Bridge, Series A, 5.125%,
                4/1/2016, Callable 4/1/2009 @ 101,
                (FGIC)..............................      5,690,000      5,249,025
            New York State Urban Development
              Corporation (2.7%)
  Baa1/A      Empire State Development Corporation,
                University Facilities Grants, 6.00%,
                1/1/2008, Non Callable..............        850,000        880,813
  Baa1/A      Empire State Development Corporation,
                University Facilities Grants, 6.00%,
                1/1/2009, Non Callable..............        905,000        937,806
  Baa1/A      Youth Facilities, 5.75%, 4/1/2008,
                Callable 4/1/2005 @ 102.............      1,000,000      1,018,750
            Triborough Bridge & Tunnel Authority
              (3.6%)
  A1/A-       Triborough Bridge & Tunnel Authority,
                Special Obligation, Series B, 7.10%,
                1/1/2010, Callable 1/1/2001 @ 102...      3,725,000      3,854,816
                                                                     -------------
            TOTAL NEW YORK STATE AGENCIES...........                    64,493,043
                                                                     -------------
            OTHER NEW YORK STATE BONDS--(16.2%)
 Baa1/NR    Albany Housing Authority, Ltd.
              Obligation, 6.25%, 10/1/2012, Callable
              10/1/2005 @ 102.......................      1,000,000      1,035,000
 Aaa/AAA    Buffalo Municipal Water Finance
              Authority, Water System Revenue,
              5.75%, 7/1/2019, Callable 7/1/2005 @
              102, (FGIC)...........................        500,000        490,625
 Aaa/AAA    Evans, General Obligation, 6.80%,
              4/15/2012, Non Callable, (AMBAC)......        225,000        253,125
 Aaa/AAA    Evans, General Obligation, 6.80%,
              4/15/2013, Non Callable, (AMBAC)......        225,000        252,563
  NR/AAA    Lillian Cooper Housing Development Corp.
              Mortgage Revenue, Series A,7.00%,
              1/1/2022, Callable 7/1/2001 @ 100,
              (FNMA) (FHA)..........................      1,100,000      1,119,250
 Aaa/Aaa    Long Island Power Authority, 5.25%,
              12/1/26, Callable 6/1/08 @ 101,
              (MBIA)................................      2,345,000      2,075,324
  NR/AAA    Monroe County Industrial Development
              Agency Civic Facility, Nazareth
              College, 5.25%, 4/1/2023, Callable
              4/1/2008 @ 101, (MBIA)................        500,000        448,125
 Aaa/AAA    Mount Sinai Union Free School District,
              General Obligation, 6.20%, 2/15/2012,
              Non Callable, (AMBAC).................      1,065,000      1,140,881
 Aaa/AAA    North Hempstead, General Obligation,
              Series B, 6.375%, 4/1/2009, Non
              Callable, (FGIC)......................        570,000        615,600
 Aaa/AAA    North Hempstead, General Obligation,
              Series B, 6.40%, 4/1/2010, Non
              Callable, (FGIC)......................        560,000        606,900
  NR/AAA    Oneida County Industrial Development
              Agency, Mohawk Valley Network, Faxton
              Hospital, 5.00%, 1/1/2013, Callable
              1/1/2008 @ 101, (FSA).................      1,250,000      1,167,188
  NR/AAA    Oneida County Industrial Development
              Agency, Mohawk Valley Network, St
              Luke's Memorial Hospital, 5.00%,
              1/1/2013, Callable 1/1/2008 @ 101,
              (FSA).................................      2,000,000      1,867,499
 Aaa/AAA    Oneida County, General Obligation,
              0.00%, 4/15/2015, Non Callable,
              (AMBAC)...............................        500,000        205,625

    The accompanying notes are an integral part of the financial statements.

                     THE EMPIRE BUILDER TAX FREE BOND FUND

  Credit                                              Principal/Shares       Value
Ratings**   Municipal Securities -- 98.8%                Amount             (Note 2)
----------  ----------------------------------------  ----------------   -------------
            OTHER NEW YORK STATE BONDS--CONTINUED
 Aaa/AAA    Suffolk County General Obligation,
              Series C, 5.00%, 9/15/2015, Callable
              9/15/2008 @ 101, (FGIC)...............  $    965,000       $     880,563
 Aaa/AAA    Suffolk County General Obligation,
              Series C, 5.00%, 9/15/2016, Callable
              9/15/2008 @ 101, (FGIC)...............       550,000             497,750
 Aaa/AAA    Suffolk County General Obligation,
              Series C, 5.00%, 9/15/2017, Callable
              9/15/2008 @ 101, (FGIC)...............       480,000             430,200
 Aaa/AAA    Suffolk County General Obligation,
              Series D, 5.00%, 11/1/2015, Callable
              11/1/2008 @ 101, (FGIC)...............     1,125,000           1,026,563
 Aaa/AAA    Suffolk County General Obligation,
              Series D, 5.00%, 11/1/2016, Callable
              11/1/2008 @ 101, (FGIC)...............     1,110,000           1,003,163
  Aaa/NR    Upper Mohawk Valley Water Revenue,
              5.75%, 8/1/2029, Callable 8/1/2009 @
              101, (AMBAC)..........................       550,000             534,875
  NR/A-     Westchester County Industrial
              Development Agency Civic Facility,
              Lawrence Hospital, Series A, 5.125%,
              1/1/2018, Callable 1/1/2008 @ 102.....     1,800,000           1,453,500
                                                                         -------------
            TOTAL OTHER NEW YORK STATE BONDS........                        17,104,319
                                                                         -------------
            OTHER MUNICIPAL BONDS--(6.7%)
            Guam (5.9%)
 Aaa/AAA      Guam Government Limited Obligation
                Highway Revenue,Series A, 6.25%,
                5/1/2007, Callable 5/1/2002 @ 102,
                (FSA)...............................     1,000,000           1,043,750
 Aaa/AAA      Guam Power Authority, Series A, 5.00%,
                10/1/2024, Callable 10/1/2009 @ 101,
                (AMBAC).............................     6,000,000           5,242,500
            Puerto Rico (0.8%)
 Aaa/Aaa      Puerto Rico Commonwealth of
                Infrastructure Financing Authority,
                Series A, 5.00%, 7/1/2028, Callable
                1/1/2008 @ 101, (AMBAC).............     1,000,000             861,250
                                                                         -------------
            TOTAL OTHER MUNICIPAL BONDS.............                         7,147,500
                                                                         -------------
            TOTAL MUNICIPAL SECURITIES (Cost
              $107,979,239).........................                       104,641,363
            SHORT TERM INVESTMENTS--(0.0%)
            Dreyfus New York Municipal Cash
              Management Fund.......................        25,000              25,000
                                                                         -------------
            TOTAL INVESTMENTS (Cost $108,004,239)
              (a) --98.8%...........................                       104,666,363
            OTHER ASSETS IN EXCESS OF
              LIABILITIES--1.2%.....................                         1,316,840
                                                                         -------------
            TOTAL NET ASSETS--100.0%................                     $ 105,983,203
                                                                         =============

------------------
Percentages indicated are based on net assets of $105,983,203.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses reconized for financial reporting in excess of federal income tax reporting of $67,449. Cost for federal income tax purposes differs from the value by net unrealized appreciation of securities as follows:

  Unrealized appreciation.................  $   1,026,223
  Unrealized depreciation.................     (4,431,548)
                                            -------------
  Net unrealized depreciation.............  $  (3,405,325)
                                            =============

    The accompanying notes are an integral part of the financial statements.

                     THE EMPIRE BUILDER TAX FREE BOND FUND

**Credit Ratings given by Moody's Investors Service Inc. and Standard & Poor's Corporation (unaudited).

    MOODY'S      STANDARD & POOR'S
     Aaa            AAA              Instrument judged to be of the highest quality and carrying the smallest amount of investment risk.
      Aa             AA              Instrument judged to be of high quality by all standards.
      A              A               Instrument judged to be adequate quality by all standards.
     Baa            BBB              Instrument judged to be moderate quality by all standards.
      NR             NR              Not Rated. In the opinion of the Investment Adviser, instrument judged to be of comparable investment quality to rated securities which may be purchased by the Fund.

For items possessing the strongest investment attributes of their category, Moody's gives that letter rating followed by a number. The Standard & Poor's ratings may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

ABBREVIATIONS USED IN THIS STATEMENT:

AMBAC        Insured as to principal and interest by the American Municipal Bond Assurance Corporation.
FGIC         Insured as to principal and interest by the Financial Guarantee Insurance Corporation.
FHA          Insured by the Federal Housing Administration.
FNMA         Insured by the Federal National Mortgage Association.
FSA          Insured as to principal and interest by Financial Security Assurance.
MBIA         Insured as to principal and interest by the Municipal Bond Insurance Association.
SONYMA       Insured as to principal and interest by the State of New York Mortgage Association.

    The accompanying notes are an integral part of the financial statements.

                     THE EMPIRE BUILDER TAX FREE BOND FUND

                      STATEMENT OF ASSETS AND LIABILITIES
                               FEBRUARY 29, 2000

ASSETS:
  Investments in securities, at value (cost $108,004,239) (Note 2)...............................  $  104,666,363
  Interest receivable............................................................................       1,583,386
  Prepaid insurance and other assets.............................................................          15,472
                                                                                                   --------------
    Total Assets.................................................................................     106,265,221
LIABILITIES:
  Income distribution payable....................................................  $       14,368
  Due to Custodian...............................................................         163,295
  Advisory fee payable (Note 4)..................................................          33,478
  Administrative services fee payable (Note 4)...................................             627
  Other payables and accrued expenses............................................          70,250
                                                                                   --------------
    Total Liabilities............................................................................         282,018
                                                                                                   --------------
NET ASSETS.......................................................................................  $  105,983,203
                                                                                                   ==============
NET ASSETS:
Net assets consist of:
  Paid-in capital................................................................................  $  111,137,356
  Accumulated net investment income..............................................................          26,241
  Accumulated net realized gain/(loss) on investments including futures contracts................      (1,842,518)
  Net unrealized appreciation/(depreciation) on investments......................................      (3,337,876)
                                                                                                   --------------
NET ASSETS.......................................................................................  $  105,983,203
                                                                                                   ==============
SHARES OF BENEFICIAL INTEREST:
Builder Class:
  Shares of beneficial interest outstanding......................................       3,085,712
                                                                                   ==============
  Net asset value, offering and redemption price per share ($50,347,285 /
    3,085,712 shares)............................................................  $        16.32
                                                                                   ==============
Premier Class:
  Shares of beneficial interest outstanding......................................       3,409,757
                                                                                   ==============
  Net asset value, offering and redemption price per share ($55,635,918 /
    3,409,757 shares)............................................................  $        16.32
                                                                                   ==============

    The accompanying notes are an integral part of the financial statements.

                     THE EMPIRE BUILDER TAX FREE BOND FUND

                            STATEMENT OF OPERATIONS
                          YEAR ENDED FEBRUARY 29, 2000

INCOME:
  Interest.........................................................  $6,244,051
  Dividend.........................................................      65,319
                                                                     ----------
                                                                      6,309,370
EXPENSES:
  Advisory fees (Note 4)..............................  $   446,484
  Administrative services fees (Note 4)...............      215,978
  Transfer agency and dividend disbursing fees
    (Builder Class) (Note 4)..........................      190,119
  Transfer agency and dividend disbursing fees
    (Premier Class) (Note 4)..........................       39,363
  Custody.............................................       45,367
  Fund accounting fees and expenses (Note 4)..........       46,863
  Trustees' fees and expenses.........................       20,291
  Other...............................................       98,557
                                                        -----------
    Total expenses....................................    1,103,022
    Less: Custody fee credit..........................      (45,118)
                                                        -----------
  Total net expenses...............................................   1,057,904
                                                                     ----------
INVESTMENT INCOME--NET.............................................   5,251,466
                                                                     ----------
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
(NOTES 2 AND 3)
  Net realized gain/(loss) on investments including
    futures contracts.................................   (1,835,956)
  Net increase/(decrease) in unrealized
    appreciation/(depreciation) on investments
    including futures contracts.......................   (8,493,207)
                                                        -----------
    Net gain/(loss) on investments.................................  (10,329,163)
                                                                     ----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS...............  $(5,077,697)
                                                                     ==========

    The accompanying notes are an integral part of the financial statements.

                     THE EMPIRE BUILDER TAX FREE BOND FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                      Year Ended      Year Ended
                                                       02/29/00        02/28/99
                                                     ------------    ------------
  CHANGE IN NET ASSETS:

  OPERATIONS:
  Net investment income...........................   $  5,251,466    $  5,252,776
  Net realized gain/(loss) on investments
    including futures contracts...................     (1,835,956)        635,538
  Net increase/(decrease) in unrealized
    appreciation/(depreciation) on investments
    including futures contracts...................     (8,493,207)         63,642
                                                     ------------    ------------
  Net increase/(decrease) in net assets resulting
    from operations...............................     (5,077,697)      5,951,956
                                                     ------------    ------------
  Distributions to shareholders from:
  Net investment income--Builder Class............     (2,403,704)     (2,403,280)
  Net investment income--Premier Class............     (2,847,747)     (2,849,513)
  Net realized gains on investments--Builder
    Class.........................................        (81,511)     (1,441,318)
  Net realized gains on investments--Premier
    Class.........................................        (91,093)     (1,596,797)
                                                     ------------    ------------
  Total distributions.............................     (5,424,055)     (8,290,908)
                                                     ------------    ------------
  CAPITAL TRANSACTIONS:
  Proceeds from sale of shares--Builder Class.....      2,843,152       6,124,440
  Proceeds from sale of shares--Premier Class.....      1,818,926       4,544,716
  Proceeds from reinvestment of income and capital
    gains distributions--Builder Class............      2,236,662       3,506,757
  Proceeds from reinvestment of income and capital
    gains distributions--Premier Class............      2,554,586       3,997,271
  Cost of shares redeemed--Builder Class..........     (7,378,777)     (9,989,948)
  Cost of shares redeemed--Premier Class..........     (6,856,669)     (8,107,383)
                                                     ------------    ------------
  Net increase/(decrease) in net assets from
    capital share transactions....................     (4,782,120)         75,853
                                                     ------------    ------------
  Net increase/(decrease) in net assets...........    (15,283,872)     (2,263,099)
  NET ASSETS:
  Beginning of period.............................    121,267,075     123,530,174
                                                     ------------    ------------
  End of period...................................   $105,983,203    $121,267,075
                                                     ============    ============
  Undistributed net investment income included in
    net assets at end of period...................   $     26,241    $     26,226
                                                     ============    ============

  SHARE TRANSACTIONS:
  Issued--Builder Class...........................        167,065         336,821
  Issued--Premier Class...........................        106,750         250,625
  Reinvested--Builder Class.......................        132,492         193,953
  Reinvested--Premier Class.......................        151,284         221,064
  Redeemed--Builder Class.........................       (436,684)       (551,232)
  Redeemed--Premier Class.........................       (409,232)       (447,532)
                                                     ------------    ------------
  Change in shares................................       (288,325)          3,699
                                                     ============    ============

    The accompanying notes are an integral part of the financial statements.

                     THE EMPIRE BUILDER TAX FREE BOND FUND

                         NOTES TO FINANCIAL STATEMENTS

1.  DESCRIPTION AND SHARES OF THE FUND:

     The Empire Builder Tax Free Bond Fund (the "Fund") was established as a Massachusetts business trust by an Agreement and Declaration of Trust dated September 30, 1983. The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified investment company. The Fund has an unlimited number of shares authorized with no par value.

     The Fund seeks as high a level of current income exempt from Federal income tax and New York State and City personal income taxes as the Fund's investment adviser believes is consistent with the preservation of capital. The Fund invests primarily in a portfolio of New York tax-exempt bonds.

     The Fund offers two classes of shares; the Builder Class and the Premier Class. Builder Class shares offer a higher level of shareholder services and features. Premier Class shares offer fewer services and features, and require a higher minimum investment, but benefit from a lower level of expenses.

     Each class of shares outstanding bears the same dividend, liquidation and other rights and conditions, except that the Builder Class shares and the Premier Class shares bear separate transfer agency expenses. Each class of shares has exclusive voting rights with respect to matters affecting only that class.

2.  SIGNIFICANT ACCOUNTING POLICIES:

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

USE OF ESTIMATES

     Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ from these amounts.

SECURITY VALUATION

     Tax-exempt securities for which transaction prices are not readily available are valued at their fair value as determined by an independent pricing service approved by the Fund's Board of Trustees. The pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. The methods used by the pricing service and the quality of valuations so established are reviewed by officers of the Fund and the Fund's Investment Adviser, under the general supervision of the Trustees of the Fund.

     Securities for which quotations are readily available are stated at market value. Short-term debt securities having remaining maturities of sixty
(60) days or less are stated at amortized cost, which approximates market value.

                     THE EMPIRE BUILDER TAX FREE BOND FUND

SECURITY TRANSACTIONS AND INVESTMENT INCOME

     Security transactions are accounted for on the trade date. Interest income, which includes amortization of premium and accretion of discounts, is accrued as earned. Realized gains and losses from security transactions and unrealized appreciation and depreciation of investments are determined on the basis of identified cost.

TAXES

     The Fund qualifies and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its tax-exempt and taxable income. Therefore, no federal income tax provision is required.

     In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund will not be subject to a federal excise tax.

FUTURE CONTRACTS

     The Fund may purchase and sell financial futures contracts, options on such futures contracts and options on securities indices to hedge against changes in the value of New York tax exempt bonds the Fund owns or expects to purchase. The Fund may also purchase and sell futures and options on U.S. Treasury securities in order to hedge against interest rate changes or other general changes in market values.

     Upon entering into a futures contract, the Fund is required to deposit cash or pledge securities in an amount equal to a certain percentage of the purchase price indicated in the futures contract (initial margin). Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying security, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed.

DISTRIBUTIONS AND DIVIDENDS

     Distributions to shareholders from net investment income are declared daily and paid monthly. The Fund also distributes at least annually substantially all net capital gains, if any, realized from portfolio transactions.

     The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

                     THE EMPIRE BUILDER TAX FREE BOND FUND

DETERMINATION OF NET ASSET VALUE AND ALLOCATION OF EXPENSES

     In calculating net asset value per share of each class, investment income and expenses, other than class-specific expenses, are allocated daily to each class of shares based on the value of outstanding settled shares.

OTHER

     The Fund maintains a cash balance with its custodian and receives a reduction of their custody fees and expenses for the amounts of interest earned on such uninvested cash balance. There was no effect on net investment income. The fund could have invested such cash amounts in an income-producing asset if they had not agreed to a reduction of fees or expenses under the expense offset arrangement with their custodian.

3.  PURCHASES AND SALES OF INVESTMENT SECURITIES:

     Purchases and sales of investment securities, excluding short-term investments, for the year ended February 29, 2000, amounted to $100,460,439 and $102,460,966, respectively.

4.  ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS:

     The Fund retains Glickenhaus & Co. (the "Adviser") to act as investment adviser pursuant to an Investment Advisory Agreement. As compensation for its advisory services, the Adviser receives a fee computed daily and paid monthly, at the annual rates of 0.40% of the first $100,000,000 of average daily net assets and 0.3333% of any excess over $100,000,000.

     Glickenhaus has agreed to a reduction of advisory fees to the extent that the Fund's expenses, including the advisory fees, exceed 1.50% of the Fund's average annual net assets. For the year ended February 29, 2000, there was no reduction of advisory fees pursuant to this agreement.

     BISYS Fund Sevices Ohio, Inc. ("BISYS" or the "Administrator"), wholly-owned subsidiary of The BISYS Group, INC., serves as the fund's administrator, transfer agent, fund accountant and assists the trust in all aspects of its administration and operation. BISYS is entitled to receive fees as well as be reimbursed for certain out-of-pocket expenses incurred for providing these services.

5. OFF-BALANCE-SHEET RISK AND DERIVATIVES:

     The Fund's use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the statement of assets and liabilities. Futures contracts are one type of derivative financial instrument and are used by the Fund to hedge against changes in the values of New York tax-exempt bonds that the Fund owns or expects to purchase. Although futures contracts are not used by the Fund for the purpose of leveraging or speculating, they can result in additional risks if used improperly. The objective in buying or selling a derivative instrument is to increase or decrease a Fund's exposure to changing security prices and interest rates. If the Adviser misjudges market conditions or employs a strategy that does not correlate well with the Fund's other investments; use of these derivatives could result in a loss, regardless of the Adviser's original intent to reduce risk.

                     THE EMPIRE BUILDER TAX FREE BOND FUND

6. FEDERAL INCOME TAX INFORMATION (UNAUDITED):

     As of February 29, 2000, the Fund had net capital loss carry-forwards for tax purposes of $914,809 which will be available through fiscal year end 2008 to offset any future net capital gains.

     Capital losses incurred after October 31, within the funds fiscal year is deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund has incurred and will elect to defer such capital losses of $860,261.

     During the year ended February 29, 2000, the fund declared long-term capital distributions of $172,604 and tax-exempt income distributions of $5,281,845.

                     THE EMPIRE BUILDER TAX FREE BOND FUND

                              FINANCIAL HIGHLIGHTS
     FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                    Year Ended              Year Ended             Year Ended               Period Ended**
                                -------------------     ------------------     ------------------     --------------------------
                                                                                                      February 28,  February 28,
                                 February 29, 2000      February 28, 1999      February 28, 1998          1997          1997
                                -------------------     ------------------     ------------------     ------------  ------------
                                Builder    Premier      Builder   Premier      Builder   Premier        Builder       Premier
                                 Class      Class        Class     Class        Class     Class          Class         Class
                                -------    --------     -------   --------     -------   --------     ------------  ------------

Net Asset Value, Beginning of
  Period....................... $ 17.88    $  17.88     $ 18.22   $  18.22     $ 17.73   $  17.73       $  17.96      $  17.57
                                -------    --------     -------   --------     -------   --------       --------      --------
Income from Investment
  Operations:
    Net investment income......    0.78        0.84        0.75       0.80        0.79       0.84           0.84          0.75
    Net realized and unrealized
      gains (losses) on
      securities...............   (1.55)      (1.56)       0.11       0.12        0.56       0.56          (0.10)         0.29
                                -------    --------     -------   --------     -------   --------       --------      --------
    Total from Investment
      Operations...............   (0.77)      (0.72)       0.86       0.92        1.35       1.40           0.74          1.04
                                -------    --------     -------   --------     -------   --------       --------      --------
Less Distributions:
    Dividends from net
      investment income........   (0.76)      (0.81)      (0.75)     (0.81)      (0.79)     (0.84)         (0.84)        (0.75)
    Distributions from net
      realized capital gains...   (0.03)      (0.03)      (0.45)     (0.45)      (0.07)     (0.07)         (0.13)        (0.13)
                                -------    --------     -------   --------     -------   --------       --------      --------
    Total distributions........   (0.79)      (0.84)      (1.20)     (1.26)      (0.86)     (0.91)         (0.97)        (0.88)
                                -------    --------     -------   --------     -------   --------       --------      --------
Net Asset Value, End of
  Period....................... $ 16.32    $  16.32     $ 17.88   $  17.88     $ 18.22   $  18.22       $  17.73      $  17.73
                                =======    ========     =======   ========     =======   ========       ========      ========
Total Return (excludes sales
  charge)......................   (4.39)%     (4.12)%      4.87%      5.17%       7.82%      8.08%          4.30%         6.03%(c)

Ratios/Supplementary Data:
    Net Assets, End of Period
      (in thousands)........... $50,347    $ 55,636     $57,610   $ 63,657     $59,091   $ 64,439       $ 59,133      $ 59,356
    Ratios of Net Investment
      Income to Average Net
      Assets...................    4.47%       4.75%       4.15%      4.44%       4.42%      4.66%          4.81%         4.88%(b)
    Ratios of Expenses to
      Average Net Assets.......    1.08%       0.79%       1.11%      0.82%       1.06%      0.81%          1.03%         0.93%(b)
    Ratios of Expenses to
      Average Net Assets*......    1.12%       0.83%       1.15%      0.86%       1.16%      0.91%          1.07%         0.97%(b)
    Portfolio Turnover Rate....   90.84%      90.84%     174.34%    174.34%     201.00%    201.00%        181.00%       181.00%

                                  Year Ended
                                 ------------
                                 February 29,
                                     1996
                                 ------------
                                   Builder
                                    Class
                                 ------------
Net Asset Value, Beginning of
  Period.......................    $  17.31
                                   --------
Income from Investment
  Operations:
    Net investment income......        0.87
    Net realized and unrealized
      gains (losses) on
      securities...............        0.65
                                   --------
    Total from Investment
      Operations...............        1.52
                                   --------
Less Distributions:
    Dividends from net
      investment income........       (0.87)
    Distributions from net
      realized capital gains...          --
                                   --------
    Total distributions........       (0.87)
                                   --------
Net Asset Value, End of
  Period.......................    $  17.96
                                   ========
Total Return (excludes sales
  charge)......................        8.95%
Ratios/Supplementary Data:
    Net Assets, End of Period
      (in thousands)...........    $117,860
    Ratios of Net Investment
      Income to Average Net
      Assets...................        4.91%
    Ratios of Expenses to
      Average Net Assets.......        0.96%
    Ratios of Expenses to
      Average Net Assets*......        1.01%
    Portfolio Turnover Rate....      150.00%

------------------

 * The ratio does not include a reduction of expenses for custodian fee credits of cash balances maintained with the custodian.

 ** Premier Class commenced operations on April 15, 1996.

(a) Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing between the classes of shares issued.

(b) Annualized.

(c) Not annualized.

    The accompanying notes are an integral part of the financial statements.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Trustees
of The Empire Builder Tax Free Bond Fund

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Empire Builder Tax Free Bond Fund (the "Fund") at February 29, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and signficant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2000 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.




PricewaterhouseCoopers LLP
Columbus, Ohio
April 18, 2000

                      [This page intentionally left blank]

                                 THE MANAGEMENT

                             TRUSTEES AND OFFICERS

TRUSTEES

SETH M. GLICKENHAUS,* CHAIRMAN OF THE BOARD
OF TRUSTEES
Senior Partner of Glickenhaus & Co.

EDWARD A. FALKENBERG, Trustee
Retired Vice President and Controller,
Joseph E. Seagram & Sons, Inc. and
Controller, Seagram Company Ltd.

EDWARD A. KUCZMARSKI, Trustee
Certified Public Accountant and Partner,
Hays & Company

ELIZABETH B. NEWELL, Trustee
Trustee, International Preschools

JOHN P. STEINES, Trustee
Professor of Law, New York University
School of Law

OFFICERS

SETH M. GLICKENHAUS
President of the Fund; Senior Partner of
Glickenhaus & Co.

MICHAEL J. LYNCH
Senior Vice President of the Fund; Director,
Unit Trust Department, Glickenhaus & Co.

FRANK M. DEUTCHKI
Vice President of the Fund; Vice President, Administration Services, BISYS Fund Services

GEORGETTE L. HORTON
Vice President and Secretary of the Fund; Vice
President, BISYS Fund Services

GARY R. TENKMAN
Treasurer of the Fund; Vice President,
Financial Services, BISYS Fund Services

ALAINA V. METZ
Assistant Secretary of the Fund; Chief Administrative Officer, Administration and Regulatory Services, BISYS Fund Services

* Trustee who is an "interested person" of the Fund as that term is defined in the Investment Company Act of 1940.

                           THIS IS INSIDE BACK COVER

                            [LOGO OF EMPIRE BUILDER]
                               3435 Stelzer Road
                              Columbus, Ohio 43219
                                 1-800-847-5886


                            [LOGO OF EMPIRE BUILDER]

                              TAX FREE BOND FUND
                                  ANNUAL REPORT
                               FEBRUARY 29, 2000

                       Investment Adviser and Distributor
                               GLICKENHAUS & CO.
                               6 East 43rd Street
                            New York, New York 10017

                                 Administrator
                         BISYS FUND SERVICES OHIO, INC.
                           BISYS FUND SERVICES, INC.
                               3435 Stelzer Road
                              Columbus, Ohio 43219

                    Transfer and Shareholder Servicing Agent
                           BISYS FUND SERVICES, INC.
                               3435 Stelzer Road
                              Columbus, Ohio 43219

                                   Custodian
                       INVESTORS FIDUCIARY TRUST COMPANY
                              127 West 10th Street
                          Kansas City, Missouri 64105

                                 Legal Counsel
                                  ROPES & GRAY
                            One International Place
                          Boston, Massachusetts 02110

                            Independent Accountants
                           PRICEWATERHOUSECOOPERS LLP
                              100 E. Broad Street
                              Columbus, Ohio 43215

                                Customer Service
                               3435 Stelzer Road
                              Columbus, Ohio 43219
                                 1-800-847-5886

This report is submitted for the information of the shareholders of the Empire Builder Tax Free Bond Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, obtainable from an investment dealer, which includes information regarding the Fund's objectives and policies, record, management, sales commission and other data.

100168